SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
2009

Average risk-free rate of return	1.51%~2.40%
Expected term	6~10 years
Expected volatility rate	84%
Expected dividend yield	0%

Schedule of Stock Option Activity
A summary of the option activities is follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	Options	exercise price	contract term	intrinsic value

Outstanding at January 1, 2015	202,310	$0.995	1.33	$-
Forfeited	(131,406)	$0.839	0.29	$-
Outstanding at December 31, 2015 (all vested and exercisable)	70,904	$1.283	1.77	$-